Fair Value of Financial Instruments (Details Narrative) - USD ($)	Jan. 09, 2023	Jun. 30, 2022
Contingent consideration		$ 117,500
Paid to the sellers		98,800
Unpaid as account payable		$ 18,700
Foreign currency forward contract [Member]
Period of contract	90 days
Notional amount	$ 1,082,500